Document and Entity Information	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [line items]
Entity Registrant Name	ESTRE AMBIENTAL, INC.
Entity Central Index Key	0001716586
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2018